Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,235,686	$ 11,444,273	$ 2,048,107
Adjustments to reconcile net income to net cash (used in) provided by Operating activities:
Depreciation and amortization	654,709	399,223	308,274
Gain from short-term investment	(156,066)	(169,065)	(93,007)
Loss from disposal of equipment			437
Provision for doubtful accounts	44,602	108,502	117,432
Non-cash lease expense	22,890	23,075
Impairment loss on intangible assets		25,590
Common stock issue for services	464,814
Change in operating assets and liabilities:
(Increase) decrease in accounts receivable	(200)	251,997	779,503
(Increase) in accounts receivable - related parties	(22,679)	(7,998)
(Increase) in other receivables and prepaid expenses	(3,181,230)	(874,228)	(778,684)
Decrease (Increase) in other receivables - related parties	(2,662,141)	1,840,109	(1,436,464)
Increase (Decrease) in accounts payable	1,515,337	(3,246,292)	4,392,974
(Decrease) increase in accounts payable - related parties	28,167	(1,241,722)	952,820
(Decrease) increase in deferred revenue	(196,548)	443,540	51,738
(Decrease) increase in other payables and accrued liabilities	(919,371)	192,497	288,331
(Decrease) in rent payable - related party		(7,294)	(54,273)
(Decrease) increase in taxes payable	(14,427)	(157,320)	33,662
(Decrease) in lease liability	(24,928)
Net cash provided by (used in) operating activities	(1,211,385)	9,024,887	6,610,850
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(22,152,510)	(44,921,336)	(24,422,988)
Proceed from sale of short-term investments	23,965,569	42,453,852	25,285,807
Purchase of cost method investments	(446,024)
Purchase of certificate of deposit		(3,136,910)
Purchase of property, plant and equipment	(708,951)	(9,598,351)	(9,388)
Purchase of intangible assets	(49,613)	(785,590)	(9,642)
Refund (payment) of real estate purchase		13,178,917	(12,613,083)
Net cash provided by (used in) investing activities	608,471	(2,809,418)	(11,769,294)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share subscription	1,000,000	2,000,000	18,090,668
Net cash provided by financing activities	1,000,000	2,000,000	18,090,668
EFFECT OF EXCHANGE RATE ON CASH AND EQUIVALENTS	(809,912)	(126,514)	322,580
(DECREASE) INCREASE IN CASH AND EQUIVALENTS	(412,826)	8,088,955	13,254,804
CASH AND EQUIVALENTS, beginning of year	29,398,047	21,309,092	8,054,288
CASH AND EQUIVALENTS, end of year	28,985,221	29,398,047	21,309,092
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Proceeds from initial public offerings deposited with escrow			600,000
Initial recognition of right-of-use assets and lease liabilities	45,659	34,608
Cash and cash equivalents	17,188,833	29,398,047	21,309,092
Restricted cash	11,796,388
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 28,985,221	$ 29,398,047	$ 21,309,092